Cover	Mar. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This report hereby amends and restates Item 1.01 of the Current Report on Form 8-K filed on March 17, 2025 to correct the dates on which the GM Private Placement Agreement, the BOF Private Placement Agreement and the GLF Private Placement Agreement were entered into. This report also includes revised versions of the GLF Private Placement Agreement, the BOF Private Placement Agreement and the GM Private Placement Agreement filed as Exhibit 10.1, Exhibit 10.2 and Exhibit 10.3, respectively.
Document Period End Date	Mar. 17, 2025
Entity File Number	001-41494
Entity Registrant Name	Yoshiharu Global Co.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6940 Beach Blvd.
Entity Address, Address Line Two	Suite D-705
Entity Address, City or Town	Buena Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90621
City Area Code	(714)
Local Phone Number	694-2403
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	YOSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false